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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Breeden Capital Management LLC

Address:     100 Northfield Street
             Greenwich, CT  06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard C. Breeden

Title:   Chairman

Phone:   (203) 618-0065

Signature, Place, and Date of Signing:

 /s/ Richard C. Breeden       Greenwich, CT             August 14, 2012
 ----------------------     ------------------         -----------------
       [Signature]            [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   12

Form 13F Information Table Value Total:           $  457,899
                                                  (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE
                         BREEDEN CAPITAL MANAGEMENT LLC
                        FOR QUARTER ENDED JUNE 30, 2012

                                                                                                    Voting Authority
                             Title of             Value    Shrs or  SH/ Put/ Investment  Other   -----------------------
Name of Issuer                Class    CUSIP    (x $1000)  prn amt  PRN Call Discretion Managers       Sole       Shared None
---------------------------- -------- --------- --------- --------- --- ---- ---------- -------- ---------------- ------ ----
AMERICAN SCIENCE & ENGR INC       COM 029429107   16,872    298,880  SH            SOLE                   298,880
ASHLAND  INC  NEW                 COM 044209104   55,586    801,989  SH            SOLE                   801,989
BLOCK H & R INC                   COM 093671105   33,223  2,079,028  SH            SOLE                 2,079,028
BRIGGS & STRATTON INC             COM 109043109    9,842    562,750  SH            SOLE                   562,750
DUN & BRADSTREET CORP DEL NE      COM 26483E100    8,286    116,422  SH            SOLE                   116,422
FLOWSERVE CORP                    COM 34354P105   75,160    654,989  SH            SOLE                   654,989
HELMERICH & PAYNE INC             COM 423452101   52,453  1,206,367  SH            SOLE                 1,206,367
IRON MTN INC                      COM 462846106   44,684  1,355,702  SH            SOLE                 1,355,702
SHUTTERFLY INC.                   COM 82568P304   28,788    938,023  SH            SOLE                   938,023
STANLEY BLACK & DECKER INC        COM 854502101   62,117    965,151  SH            SOLE                   965,151
STERIS CORP                       COM 859152100   55,558  1,771,068  SH            SOLE                 1,771,068
ZALE CORP NEW                     COM 988858106   15,277  5,679,071  SH            SOLE                 5,679,071